Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Summary of Company's and Bank's Actual Capital Amounts and Ratios
The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

					To Be Well Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2015
Total Capital (to Risk-Weighted Assets)
Consolidated	$46,854	14.7%	$25,573	8.0%	N/A	N/A
Citizens	41,858	13.2	25,378	8.0	$31,722	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$40,417	12.6%	$14,385	4.5%	N/A	N/A
Citizens	39,421	12.4	14,275	4.5	$20,619	6.5%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$44,417	13.9%	$19,179	6.0%	N/A	N/A
Citizens	39,421	12.4	19,033	6.0	$25,378	8.0%

Tier I Capital (to Average Assets)
Consolidated	$44,417	10.9%	$16,376	4.0%	N/A	N/A
Citizens	39,421	9.7	16,200	4.0	$20,251	5.0%

As of December 31, 2014
Total Capital (to Risk-Weighted Assets)
Consolidated	$46,668	15.3%	$24,382	8.0%	N/A	N/A
Citizens	40,940	13.5	24,209	8.0	$30,261	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	N/A	N/A	N/A	N/A	N/A	N/A
Citizens	N/A	N/A	N/A	N/A	N/A	N/A

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$44,259	14.5%	$12,191	4.0%	N/A	N/A
Citizens	38,531	12.7	12,104	4.0	$18,157	6.0%

Tier I Capital (to Average Assets)
Consolidated	$44,259	11.0%	$16,133	4.0%	N/A	N/A
Citizens	38,531	9.6	16,071	4.0	$20,088	5.0%